Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	May 31,	August 31,
	2025	2024
Accounts Payable
Vendors payable	$597,490	$379,882
Sales tax payable	11,350	8,528
Accrued Liabilities
Vendors payable	849,419	677,999
Balance Ending	$1,458,259	$1,066,409

	August 31,	August 31,
	2024	2023

Accounts Payable
Vendors payable	$379,882	$225,038
Sales tax payable	$8,528	$14,903
Accrued Liabilities
Vendors payable	$677,999	-
Balance Ending	$1,066,409	$239,941